Disclosures on the effects of fluctuations in foreign currency exchange rates - Liabilities Subject to Fluctuations in Exchange Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 6,297,502	$ 6,301,408
Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	2,218,816	2,513,876
Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	991,604	1,904,430
Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	1,227,212	609,446
Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	4,078,686	3,787,532
Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	39,881	303,372
Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	375,192	648,216
Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	129,683	99,685
Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	30,022	34,936
Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	3,503,908	2,701,323
Other current financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	1,163,468	1,256,499
Other current financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	367,877	793,505
Other current financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	795,591	462,994
Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	23,011	18,192
Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	23,011	18,192
Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	471,449	449,633
Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	453,496	435,865
Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	17,953	13,768
Trade payables due to related parties | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	10,265	2,346
Trade payables due to related parties | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	4,438	2,346
Trade payables due to related parties | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	5,827	0
Other current provisions | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	311,197	392,322
Other current provisions | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	41,036	385,529
Other current provisions | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	270,161	6,793
Current tax liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		183,633
Current tax liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	162,743
Current tax liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	79,841	20,890
Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	79,841
Provisions for employee benefits, current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	31,546	23,946
Provisions for employee benefits, current | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	31,546	23,946
Provisions for employee benefits, current | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	128,039	187,305
Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	93,211	100,496
Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	34,828	86,809
Other non-current financial liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	3,600,582	3,213,422
Other non-current financial liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	249,963
Other non-current financial liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	195,833
Other non-current financial liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	129,683	99,685
Other non-current financial liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Other non-current financial liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	3,470,899	2,667,941
Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	60,801	56,966
Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	30,779	22,030
Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	30,022	34,936
Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current Trade and other payables | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current Trade and other payables | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current Trade and other payables | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current Trade and other payables | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current Trade and other payables | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current Trade and other payables | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Other non-current provisions | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	53,317	60,450
Other non-current provisions | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Other non-current provisions | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	33,651	27,599
Other non-current provisions | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Other non-current provisions | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Other non-current provisions | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	19,666	32,851
Deferred tax liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	298,379	394,688
Deferred tax liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Deferred tax liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	298,379	394,688
Deferred tax liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Deferred tax liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Deferred tax liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	65,607	62,006
Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	39,881	53,409
Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	12,383	8,066
Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 13,343	531
USD | Other current financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 1,144,954	1,235,970
USD | Other current financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	349,671	773,314
USD | Other current financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 795,283	462,656
USD | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 14,311	9,293
USD | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 14,311	9,293
USD | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 117,303	94,353
USD | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	102,724	87,043
USD | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 14,579	7,310
USD | Trade payables due to related parties | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 5,827	0
USD | Trade payables due to related parties | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Trade payables due to related parties | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 5,827	0
USD | Other current provisions | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 298,225	391,765
USD | Other current provisions | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	28,064	384,972
USD | Other current provisions | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 270,161	6,793
USD | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 68,300	172,548
USD | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	162,743
USD | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 68,300	9,805
USD | Provisions for employee benefits, current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 29,265	21,575
USD | Provisions for employee benefits, current | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	29,265	21,575
USD | Provisions for employee benefits, current | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
USD | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 38,827	118,151
USD | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	38,607	57,114
USD | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 220	$ 61,037
USD | Other non-current financial liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 3,249,911	$ 2,816,807
USD | Other non-current financial liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	249,963
USD | Other non-current financial liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	195,833
USD | Other non-current financial liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	129,683	99,685
USD | Other non-current financial liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Other non-current financial liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 3,120,228	$ 2,271,326
USD | Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 34,177	$ 17,902
USD | Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	23,456	13,059
USD | Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	10,721	4,843
USD | Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
USD | Non-current Trade and other payables | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 0	$ 0
USD | Non-current Trade and other payables | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Non-current Trade and other payables | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Non-current Trade and other payables | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Non-current Trade and other payables | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Non-current Trade and other payables | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
USD | Other non-current provisions | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 53,317	$ 60,450
USD | Other non-current provisions | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Other non-current provisions | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	33,651	27,599
USD | Other non-current provisions | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Other non-current provisions | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Other non-current provisions | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 19,666	$ 32,851
USD | Deferred tax liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 298,379	$ 394,688
USD | Deferred tax liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Deferred tax liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	298,379	394,688
USD | Deferred tax liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Deferred tax liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Deferred tax liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
USD | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 27,255	$ 18,514
USD | Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	1,529	10,008
USD | Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	12,383	8,066
USD | Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 13,343	440
CLF | Other current financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF
Liabilities held in foreign currencies	$ 18,514	20,529
CLF | Other current financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	18,206	20,191
CLF | Other current financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 308	338
CLF | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF
Liabilities held in foreign currencies	$ 2,433	2,284
CLF | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLF | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 2,433	2,284
CLF | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF
Liabilities held in foreign currencies	$ 5,020	3,614
CLF | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	5,020	3,614
CLF | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
CLF | Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF	CLF
Liabilities held in foreign currencies	$ 7,287	$ 8,971
CLF | Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLF | Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	7,287	8,971
CLF | Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLF | Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLF | Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
MXN | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 2,828	3,573
MXN | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
MXN | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 2,828	3,573
MXN | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 1,484	1,499
MXN | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	1,499
MXN | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 1,484	0
MXN | Provisions for employee benefits, current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 271	202
MXN | Provisions for employee benefits, current | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	271	202
MXN | Provisions for employee benefits, current | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
MXN | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 890	982
MXN | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	890	966
MXN | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 16
MXN | Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN	MXN
Liabilities held in foreign currencies	$ 19,245	$ 4,235
MXN | Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
MXN | Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
MXN | Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
MXN | Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	19,245	4,235
MXN | Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
MXN | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN	MXN
Liabilities held in foreign currencies	$ 294	$ 314
MXN | Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	294	314
MXN | Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
MXN | Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
MXN | Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
MXN | Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
EUR | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 451	438
EUR | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
EUR | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 451	438
EUR | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 99,605	59,282
EUR | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	99,605	52,883
EUR | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	6,399
EUR | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 1,139	4,850
EUR | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
EUR | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 1,139	4,850
EUR | Provisions for employee benefits, current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 0	560
EUR | Provisions for employee benefits, current | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	560
EUR | Provisions for employee benefits, current | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
EUR | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 4,050	1,638
EUR | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	4,050	669
EUR | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 969
EUR | Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency		EUR
Liabilities held in foreign currencies		$ 3,315
EUR | Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		0
EUR | Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		0
EUR | Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		0
EUR | Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		3,315
EUR | Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		$ 0
EUR | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR	EUR
Liabilities held in foreign currencies	$ 87	$ 56
EUR | Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	87	56
EUR | Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
EUR | Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
EUR | Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
EUR | Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
AUD | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 2,671	2,604
AUD | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
AUD | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 2,671	2,604
AUD | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 36,431	32,446
AUD | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	36,431	32,439
AUD | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	7
AUD | Trade payables due to related parties | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 4,438	2,346
AUD | Trade payables due to related parties | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	4,438	2,346
AUD | Trade payables due to related parties | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
AUD | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 388	169
AUD | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
AUD | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 388	169
AUD | Provisions for employee benefits, current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 939	492
AUD | Provisions for employee benefits, current | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	939	492
AUD | Provisions for employee benefits, current | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
AUD | Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency		AUD
Liabilities held in foreign currencies		$ 22,522
AUD | Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		0
AUD | Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		0
AUD | Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		0
AUD | Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		22,522
AUD | Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		$ 0
AUD | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD	AUD
Liabilities held in foreign currencies	$ 180	$ 91
AUD | Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	180	0
AUD | Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
AUD | Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
AUD | Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
AUD | Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	91
Indonesian Rupiah | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	INR
Liabilities held in foreign currencies	$ 35	0
Indonesian Rupiah | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Indonesian Rupiah | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 35	0
Indonesian Rupiah | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	INR
Liabilities held in foreign currencies	$ 29	0
Indonesian Rupiah | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	29	0
Indonesian Rupiah | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
BRL | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	BRL
Liabilities held in foreign currencies	$ 16	0
BRL | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
BRL | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 16	0
BRL | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	BRL
Liabilities held in foreign currencies	$ 6	12
BRL | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	6	12
BRL | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
BRL | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	BRL
Liabilities held in foreign currencies	$ 18	17
BRL | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	18	17
BRL | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
THB | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	THB
Liabilities held in foreign currencies	$ 0	4
THB | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	4
THB | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
CLP | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 176,477	228,042
CLP | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	176,474	227,990
CLP | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 3	52
CLP | Other current provisions | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 480	332
CLP | Other current provisions | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	480	332
CLP | Other current provisions | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
CLP | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 290	513
CLP | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLP | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 290	513
CLP | Provisions for employee benefits, current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 930	1,117
CLP | Provisions for employee benefits, current | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	930	1,117
CLP | Provisions for employee benefits, current | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
CLP | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 67,326	57,567
CLP | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	32,749	32,780
CLP | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 34,577	$ 24,787
CLP | Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP	CLP
Liabilities held in foreign currencies	$ 92	$ 21
CLP | Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLP | Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	36	0
CLP | Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLP | Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	56	21
CLP | Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
CLP | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP	CLP
Liabilities held in foreign currencies	$ 37,791	$ 42,813
CLP | Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	37,791	42,813
CLP | Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLP | Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLP | Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLP | Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
CNY | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Liabilities held in foreign currencies	$ 33,052	28,562
CNY | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	33,052	28,562
CNY | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
CNY | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Liabilities held in foreign currencies	$ 8,644	356
CNY | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CNY | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 8,644	356
CNY | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Liabilities held in foreign currencies	$ 12,287	134
CNY | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	12,287	134
CNY | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
GBP | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	GBP
Liabilities held in foreign currencies	$ 18	18
GBP | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	18	18
GBP | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
ZAR | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ZAR
Liabilities held in foreign currencies	$ 1,562	984
ZAR | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	984
ZAR | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 1,562	0
ZAR | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ZAR
Liabilities held in foreign currencies	$ 33	0
ZAR | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
ZAR | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 33	0
ZAR | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ZAR
Liabilities held in foreign currencies	$ 787	550
ZAR | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	756	550
ZAR | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 31	0
AED | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AED
Liabilities held in foreign currencies	$ 0	0
AED | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
AED | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
JPY | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Liabilities held in foreign currencies	$ 0	0
JPY | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
JPY | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
JPY | Other current provisions | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Liabilities held in foreign currencies	$ 12,492	225
JPY | Other current provisions | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	12,492	225
JPY | Other current provisions | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
JPY | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Liabilities held in foreign currencies	$ 143	0
JPY | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
JPY | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 143	0
JPY | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Liabilities held in foreign currencies	$ 93	49
JPY | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	93	49
JPY | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
JPY | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY	JPY
Liabilities held in foreign currencies	$ 0	$ 218
JPY | Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	218
JPY | Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
JPY | Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
JPY | Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
JPY | Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
CHF | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CHF
Liabilities held in foreign currencies	$ 21	21
CHF | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	21	21
CHF | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
COP | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	COP
Liabilities held in foreign currencies	$ 266	0
COP | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
COP | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 266	0
COP | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	COP
Liabilities held in foreign currencies	$ 325	302
COP | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	302
COP | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 325	0
COP | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	COP
Liabilities held in foreign currencies	$ 90	0
COP | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
COP | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 90	0
COP | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	COP
Liabilities held in foreign currencies	$ 233	202
COP | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	233	202
COP | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
CAD | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CAD
Liabilities held in foreign currencies	$ 9	2
CAD | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	9	2
CAD | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
KRW | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Liabilities held in foreign currencies	$ 107	492
KRW | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	107	492
KRW | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
KRW | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Liabilities held in foreign currencies	$ 381	5,197
KRW | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
KRW | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 381	5,197
KRW | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Liabilities held in foreign currencies	$ 1,978	8,015
KRW | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	1,978	8,015
KRW | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
PEN | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	PEN
Liabilities held in foreign currencies	$ 433	0
PEN | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
PEN | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 433	0
PEN | Provisions for employee benefits, current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	PEN
Liabilities held in foreign currencies	$ 141	0
PEN | Provisions for employee benefits, current | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	141	0
PEN | Provisions for employee benefits, current | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
PEN | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	PEN
Liabilities held in foreign currencies	$ 96	0
PEN | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	96	0
PEN | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
ARS | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ARS
Liabilities held in foreign currencies	$ 1,454	0
ARS | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	1,454	0
ARS | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
CLF | Other non-current financial liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF	CLF
Liabilities held in foreign currencies	$ 350,671	$ 396,615
CLF | Other non-current financial liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLF | Other non-current financial liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLF | Other non-current financial liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLF | Other non-current financial liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLF | Other non-current financial liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 350,671	$ 396,615